Market Risk Management and Financial Instruments - Financial assets and liabilities at carrying amount (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Non‑current interest bearing loans and borrowings | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	€ 1,639,813	€ 2,797,277
Financial Liabilities, Fair Value	1,590,461	2,702,122
Bank loans | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	20,646,533	28,648,651
Financial Liabilities, Fair Value	20,646,533	28,648,651
Trade accounts payable | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	27,384,396	24,147,955
Financial Liabilities, Fair Value	27,384,396	24,147,955
Financial liabilities due to third parties | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	775,922	851,032
Financial Liabilities, Fair Value	775,922	851,032
Invoices not yet received | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	2,681,136	4,972,937
Financial Liabilities, Fair Value	2,681,136	4,972,937
Miscellaneous other financial liabilities | Financial liabilities at amortised cost, category
Market Risk Management and Financial Instruments
Financial Liabilities, Carrying Amount	317,144	13,155
Financial Liabilities, Fair Value	317,144	13,155
Other Non‑current financial assets | Financial assets at amortised cost, category
Market Risk Management and Financial Instruments
Financial Assets, Carrying Amount	155,105	156,757
Financial Assets, Fair Value	155,105	156,757
Trade accounts receivables | Financial assets at amortised cost, category
Market Risk Management and Financial Instruments
Financial Assets, Carrying Amount	26,337,073	25,224,456
Financial Assets, Fair Value	26,337,073	25,224,456
Current tax assets | Financial assets at amortised cost, category
Market Risk Management and Financial Instruments
Financial Assets, Carrying Amount	2,219,057
Financial Assets, Fair Value	2,219,057
Cash and cash equivalents | Financial assets at amortised cost, category
Market Risk Management and Financial Instruments
Financial Assets, Carrying Amount	81,021,280	9,335,123
Financial Assets, Fair Value	€ 81,021,280	€ 9,335,123